BALANCE SHEET - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash	$ 2,563	$ 3,604
Prepaid expenses	$ 439,390
Other assets
TOTAL CURRENT ASSETS	$ 441,952	$ 3,604
Gaming equipment, net	274,654	$ 342,376
Office furniture, net	12,944
TOTAL NON CURRENT ASSETS	287,598	$ 342,376
TOTAL ASSETS	729,550	345,980
LIABILITIES & STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued expenses	$ 44,200	162,975
Due to related party		6,429
Notes payable	$ 54,201	68,500
Payroll liabilities		$ 3,737
Accrued compensation	$ 22,000
Director's Loan	158,498	$ 56,847
TOTAL LIABILITIES	278,898	298,488
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock - par value $0.0001 [1,000,000,000 shares authorized, 263,405,812 issued and outstanding]	26,340	$ 14,275
Preferred stock, 5,000,000 shares authorized, 3,000,000 issued and authorized	300
Additional paid in capital	24,125,219	$ 21,450,055
Accumulated deficit	(23,701,207)	(21,416,837)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	450,652	47,492
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY (DEFICIT)	$ 729,550	$ 345,980